GOING CONCERN AND LIQUIDITY (Detail Textuals) (USD $)	3 Months Ended			9 Months Ended		12 Months Ended						75 Months Ended	84 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2005	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2011	Sep. 30, 2012
Accounting Policies [Abstract]
Working capital	$ (797,679)			$ (797,679)									$ (797,679)
Net Loss attributable to Omagine, Inc.	$ (706,494)	$ (337,463)	$ (5,534,319)	$ (2,130,352)	$ (1,290,313)	$ (1,804,451)	$ (1,277,001)	$ (1,114,409)	$ (1,307,630)	$ (1,043,190)	$ (767,951)	$ (12,502,961) [1]	$ (14,633,313) [1]

[1]	As Restated - Note 10